Share capital and reserves (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of Warrants Outstanding

The changes in warrants during the six months ended June 30, 2026 and the year ended December 31, 2025 are as follows:

	June 30, 2026		December 31, 2025
	Number outstanding	Weighted average exercise price (C$)	Number outstanding	Weighted average exercise price (C$)
Balance, opening	23,852,600	0.19	50,626,581	0.20
Finders’ warrants	—	—	2,864,850	0.20
Exercised	(21,367,800)	0.18	(27,182,726)	0.19
Expired	(524,800)	0.21	(2,456,105)	0.25
Balance, closing	1,960,000	0.25	23,852,600	0.19

Disclosure of Fair Value Measurement Assumptions for Finders’ Warrants

The fair value of the finders’ warrants issued in year ended December 31, 2025 was determined using the Black-Scholes option price modelling with the following assumptions:

Year ended December 31, 2025	Finder’s warrants

Average stock price (C$)	0.08
Average exercise price (C$)	0.08
Average risk-free interest rate (%)	2.44
Expected life (years)	1.00
Expected volatility (%)	105.99
Expected dividends (C$)	Nil

Disclosure of Warrants Outstanding and Exercisable

The following summarizes information about warrants outstanding and exercisable at June 30, 2026:

Expiry date	Exercise price (C$)	Warrants outstanding and exercisable
October 30, 2026	0.25	10,000
December 13, 2026	0.25	1,950,000
		1,960,000
Weighted average exercise price (C$)		0.25
Weighted average remaining contractual life		0.45

Disclosure of Changes in Options

The changes in options during the six months ended June 30, 2026 and the year ended December 31, 2025 are as follows:

	June 30, 2026		December 31, 2025
	Number outstanding	Weighted average exercise price (C$)	Number outstanding	Weighted average exercise price (C$)
Balance, opening	17,678,341	0.22	9,178,892	0.19
Granted	8,865,000	0.35	10,150,000	0.27
Exercised	(56,250)	0.15	—	—
Expired or cancelled	—	—	(1,650,551)	0.36
Balance, closing	24,487,091	0.33	17,678,341	0.22

Disclosure of Assumptions Used in Valuing Stock Options

The fair value of the stock options granted was determined using the Black-Scholes option price modelling with the following assumptions:

	Six months ended June 30, 2026	Year ended December 31, 2025

Average stock price (C$)	0.36	0.27
Average exercise price (C$)	0.37	0.27
Average risk-free interest rate (%)	2.93	2.97
Expected life (years)	5	4.92
Expected volatility (%)	157.86	161.09
Expected dividends (C$)	Nil	Nil

Disclosure of Stock Options Outstanding and Exercisable

The following summarizes information about stock options outstanding and exercisable at June 30, 2026:

Expiry date	Exercise price (CA$)	Options outstanding	Options exercisable
November 10, 2027	0.41	278,341	278,341
July 16, 2029	0.15	1,543,750	1,157,813
July 16, 2030	0.15	1,000,000	750,000
October 21, 2028	0.35	400,000	100,000
October 28, 2028	0.135	4,300,000	4,300,000
October 28, 2028	0.15	350,000	175,000
July 25, 2030	0.25	8,600,000	2,150,000
September 26, 2030	0.405	250,000	125,000
November 28, 2030	0.38	900,000	225,000
January 16, 2031	0.37	6,465,000	—
March 31, 2031	0.39	200,000	—
April 10, 2031	0.35	1,700,000	—
April 24, 2031	0.34	500,000	—
		26,487,091	9,261,154
Weighted average exercise price (C$)		0.33	0.19
Weighted average remaining contractual life		3.41	3.18